Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2021	Feb. 28, 2021	Nov. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Common Stock, Shares Authorized				80,071,901	69,838,200
Class of Warrant or Right, Outstanding				9,825,545
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
Proceeds From Convertible Debt				$ 37,225	$ 415
Class of warrants or rights issued during the period			9,016
Class Of Warrant Or Righst Exercised Term			September 2021
The Extension Notes [Member]
Class of warrants and rights issued during the period				6,298,304
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,298,304
Proceeds From Convertible Debt		$ 48,700
Two Thousand And Twenty Three Notes Warrants [Member]
Class of warrants and rights issued during the period					3,527,241
Class of warrants and rights issued price per warrant		$ 0.01			$ 0.01
Proceeds from Issuance of Private Placement					$ 16,100
Warrants and rights outstanding, expire period		March 2025			March 2025
Proceeds allocated to the common stock warrants		$ 22,000			$ 7,200
Sensata Warrants [Member]
Class of Warrant or Right, Outstanding	2,500,000			2,500,000
Class of warrants and rights issued price per warrant	$ 0.01
Warrants and rights outstanding, expire period	June 2026
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value					$ 4.2	$ 6.9	$ 0
Restricted Stock Units (RSUs) [Member] | The Extension Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 6.51
Restricted Stock Units (RSUs) [Member] | Two Thousand And Twenty Three Notes Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value				$ 4.2